Equity Activity - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Activity
Common stock, shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	887,110,455
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares outstanding (in shares)	0
Common stock repurchased (in shares)	9,979,516	32,949,233	27,237,179
Common stock repurchased, value	$ 1,331	$ 4,447	$ 4,323
Common stock repurchase authorization available, value	$ 2,008
Common stock issued under employee plans (in shares)	4,569,917	3,998,245	4,311,998
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	2,041,347	424,589	463,083
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	2,000,704	1,173,416	1,226,080
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 272	$ 171	$ 193